Average Annual Total Returns - FIMMFunds-Class4ComboPRO - FIMMFunds-Class4ComboPRO - Fidelity Investments Money Market Treasury Portfolio - Fidelity Investments Money Market Treasury Portfolio - Class IV - Return Before Taxes
May 30, 2023
Average Annual Return:
Past 1 year	1.17%
Past 5 years	0.83%
Past 10 years	0.44%